CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 421,397	$ 5,103,731
Franchise tax expense	164,008	205,560
Loss from operation costs	(585,405)	(5,309,291)
Other income (expense):
Interest earned on securities held in Trust Account	1,876
Realized and unrealized gain	19,097	1,371,689
Change in fair value of warrant liabilities	6,325,281	4,489,110
Non-operating expense	(625,059)
Net income before provision for income taxes	5,135,790	551,508
Provision for income taxes		(214,850)
Net income	$ 5,135,790	$ 336,658
Diluted net income per common stock	$ 0.44	$ 0.03
Class A Common Stock Subject to Redemption
Other income (expense):
Net income	$ 3,671,658	$ 240,532
Weighted average shares outstanding, Basic	8,264,526	8,667,969
Weighted average shares outstanding, Diluted	8,264,526	8,667,969
Basic net income per common stock	$ 0.44	$ 0.03
Diluted net income per common stock	$ 0.44	$ 0.03
Class A and Class B non-redeemable common stock
Other income (expense):
Net income	$ 1,464,132	$ 96,126
Weighted average shares outstanding, Basic	3,295,610	3,464,052
Weighted average shares outstanding, Diluted	3,295,610	3,464,052
Basic net income per common stock	$ 0.44	$ 0.03
Diluted net income per common stock	$ 0.44	$ 0.03